SUPPLEMENTAL CASH FLOW DATA	6 Months Ended
Jun. 30, 2014
Supplemental Cash Flow Elements [Abstract]
Cash Flow, Supplemental Disclosures [Text Block]

NOTE 11 — SUPPLEMENTAL CASH FLOW DATA

Cash payments for interest were $3,468 and $15,522 for the three months ended June 30, 2014 and June 30, 2013, and $21,606 and $41,930 for the six months ended June 30, 2014 and June 30, 2013.